RESTATEMENT OF PRIOR FINANCIAL INFORMATION	12 Months Ended
Mar. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
NOTE 2	-	RESTATEMENT OF PRIOR FINANCIAL INFORMATION

After receiving a comment letter from the SEC in connection with its standard periodic review of our Form 10-K for the Fiscal Year Ended March 31, 2015, our Form 10-Q for the Quarterly Period Ended June 30, 2015 and, in the process of review, our Form 10-Q, as amended, for the Quarterly Period Ended September 30, 2015, we conducted further reviews of our financial statements. Based on such reviews, the following determinations were made with regards to previously filed annual reports on Form 10-K:

Accounting for convertible preferred shares prior to the fiscal year ended March 31, 2016
The Company determined that the accounting for Convertible Preferred Stock (“Mezzanine Preferred”) for annual periods prior to the fiscal year ended March 31, 2016 was incorrect. Specifically, it has been determined the Mezzanine Preferred which had originally been classified as derivative liabilities on annual reports filed on Form 10-K prior to the fiscal year ended March 31, 2016, should instead be accounted for as quasi equity instruments and recorded as mezzanine equity. In addition, the Mezzanine Preferred which were recorded at fair value each annual reporting period, with changes recorded in net income (loss), will instead be recorded at the maximum redemption amount each annual reporting period with changes to this amount being recorded in additional paid in capital. Accordingly, the change in carrying value of the Mezzanine Preferred, which was originally included in the calculation of net income as well as the calculation of net income attributable to common shareholders for annual periods prior to the fiscal year ended March 31, 2016, should instead be included only in the calculation of net income attributable to common shareholders. Consequently, correction of this error in accounting has no effect on earnings per share.

The correction of this accounting error has no effect on financial statements relating to the fiscal year ended March 31, 2016, which include the correct accounting for the Mezzanine Preferred.

In accordance with the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality (“SAB 99”) and Staff Accounting Bulletin 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (“SAB 108”), the Company has determined that the impact of adjustments relating to the corrections of this accounting error are not material to previously issued annual audited and unaudited consolidated financial statements. Accordingly, these changes are disclosed herein and will be disclosed prospectively.

As a result of the aforementioned correction of accounting errors, the relevant annual financial statements have been restated as follows:

  Effects on financials for the Year Ended March 31, 2015

	As of March 31, 2015
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Balance Sheet
Derivative Liabilities	$52,762,573	$(35,000,000)	[1]	$17,762,573
Convertible preferred shares	—	35,000,000	[1]	35,000,000
Additional paid-in capital	1,610,221,568	(54,095,240)	[1]	106,926,328
Accumulated Deficit	(196,076,975)	54,095,240	[1]	(141,981,735)

	Year Ended March 31, 2015
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Operations
Change in Fair Value of derivative Liabilities	$44,049,943	$(23,709,070)	[1]	$20,340,874
Net Income (Loss)[2]	28,929,674	(23,709,070)	[1]	5,220,604
Change in carrying value of convertible preferred mezzanine equity	—	23,709,070	[1]	23,707,070
Net Income (Loss) attributable to common shareholders[2]	28,929,674	—		28,929,674
Net Income (Loss) per share
Basic	$0.05	—		$0.05
Diluted	$(0.02)	—		$(0.02)

	Year Ended March 31, 2015
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Cash Flows
Net Income (Loss)[2]	$28,929,674	$(23,709,070)	[1]	$5,220,604
Change in Fair Value of derivative Liabilities	(44,049,943)	23,709,070	[1]	(20,340,874)
Net cash used in operating activities	(15,103,233)	—		(15,103,233)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)	—	23,709,070	[1]	23,709,070

Effects on financials for the year ended March 31, 2014

	As of March 31, 2014
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Balance Sheet
Derivative Liabilities-Preferred Shares	$60,981,570	$(60,981,570)	[1]	$—
Convertible Preferred Shares	—	60,981,570	[1]	60,981,570
Additional paid-in capital	143,555,091	(77,804,310)	[1]	65,750,781
Accumulated Deficit	(255,006,646)	77,804,310	[1]	177,202,336

	Year Ended March 31, 2014
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Operations
Change in fair value of derivatives	$(90,704,173)	$55,314,374	[1]	$(35,389,799)
Net Income (Loss)[2]	(96,575,271)	55,314,374	[1]	(41,260,897)
Change in maximum redemption value of convertible preferred mezzanine equity	—	(55,314,374)	[1]	(55,314,374)
Net Income (Loss) attributable to common shareholders[2]	(96,575,271)	—		(96,575,271)
Net Income (Loss) per share
Basic	$(0.21)	—		$(0.21)
Diluted	$(0.21)	—		$(0.21)

	Year Ended March 31, 2014
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Cash Flows
Net Income (Loss)[2]	$(96,575,271)	$55,314,374	[1]	$(41,260,897)
Change in Fair Value of derivative Liabilities	90,704,173	(55,314,374)	[1]	35,389,799
Net cash used in operating activities	(4,216,875)	—		(4,216,875)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)	—	(55,314,374)	[1]	(55,314,374)

1	Adjustments relate solely to correction of errors in accounting for convertible preferred shares.

2
For annual periods prior to the fiscal year ended March 31, 2016, as previously reported Net Income (Loss) and Net Income (Loss) Attributable to Common Shareholders, were the same and, accordingly, both amounts were reported on a single line item identified as Net Income (Loss) Attributable to Common Shareholders